UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and bank balances at the beginning of period	$ 9,326	$ 793
Cash and bank balances from the merged business	18,249	0
Effect on exchange rate changes on cash and cash equivalents and restricted cash	(112)
Cash and bank balances at the end of period	$ 25,827	$ 3,766